Feb. 26, 2026
Invesco Intermediate Municipal ETF | Invesco Intermediate Municipal ETF
Investment Objective
The Invesco Intermediate Municipal ETF (the “Fund”) seeks current income exempt from federal income taxes.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.35

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$36	$113

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period July 21, 2025 (commencement of operations) through October 31, 2025, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will normally invest at least 80% of its net assets in municipal securities that are rated investment grade at the time of investment. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Ratings (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (the “Sub-Adviser”), the Fund’s sub-adviser, to be of comparable quality, each at the time of purchase. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a NRSRO. If two or more NRSROs have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities rated below investment grade (commonly referred to as “junk bonds”) and unrated municipal securities determined by the Sub-Adviser to be of comparable quality at the time of purchase. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Sub-Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment grade securities to exceed, at times significantly, this restriction for an extended period of time.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market (e.g., municipal securities issued to finance a particular type of project and/or projects in a particular part of the bond market, including, but not limited to, health care, housing, education, utilities, and transportation) if the Sub-Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero-coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments including futures contracts and swap contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Sub-Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Sub-Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies. In selecting securities for investment, the Sub-Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth credit analysis to evaluate the level of risk it presents.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
In pursuing its investment objective, the Fund may invest in securities of any maturity, but seeks to maintain a dollar-weighted average effective portfolio maturity of 4 to 6 years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times. In certain market conditions, however, such a portfolio may be less attractive because of differences in yield between municipal securities of different maturities due to supply and demand forces, monetary and tax policies and investor expectations.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
No performance information is available for the Fund because it does not yet have a full calendar year of performance history. Once the Fund has a full calendar year of performance information, the Fund will present total return information, which is also accessible on the Fund's website at www.invesco.com/ETFs and provides some indication of the risks of investing in the Fund.